Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ (19)	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	(2)	0	(2)
Deferred Federal Income Tax Expense (Benefit)	(22)	97	0
Deferred State and Local Income Tax Expense (Benefit)	(3)	5	(9)
Income tax expense	$ (46)	$ 102	$ (11)